COMMITMENTS (Detail)			3 Months Ended		5 Months Ended	9 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) Day $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) Day $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 03, 2021 Day	Oct. 31, 2020 $ / shares
Gain Contingencies [Line Items]
Number of units sold | shares		22,000,000	24,300,287		999,713
Deferred fee per unit | $ / shares				$ 0.35		$ 0.35
Net proceeds | $	$ 22,542,813	$ 7,700,000			$ 7,700,000	$ 8,505,100
Gross Proceeds | $	$ 23,002,870
Underwriting fee (in percentage)	2.00%
Per unit Underwriting expense | $ / shares				$ 0.20
Underwriters discount | $				$ 4,400,000	$ 7,700,000
Deferred underwriting discount | $				$ 7,700,000
Maximum Number Of Demands For Registration Of Securities | Day		3			3		3
Lockup Period For Transfer Of Shares Post Merger						6 months
Percentage Of Holders Under Lockup Provision For Transfer Of Share Post Merger						1.00%
Over-allotment option
Gain Contingencies [Line Items]
Number of units sold | shares	2,300,287			25,300,000	2,300,287	3,300,000
Share Price | $ / shares	$ 10.00
Deferred fee per unit | $ / shares		$ 0.35			$ 0.35
Option to purchase units | shares		3,300,000		3,300,000	3,300,000
Underwriters discount | $				$ 5,060,000	$ 8,855,000
Deferred underwriting discount | $				$ 8,855,000
Purchase price, per unit | $ / shares		$ 10.00			$ 10.00	$ 10.00
Initial Public Offering
Gain Contingencies [Line Items]
Number of units sold | shares	2,300,287			22,000,000	22,000,000	24,300,287
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00	$ 10.00	$ 10.00		$ 10.00